Pro Forma and Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets
Real estate securities, available-for-sale	$ 1,861,200	[1],[2],[3]	$ 289,756
Investments in excess mortgage servicing rights at fair value	307,568	[1]	245,036	43,971
Investments in excess mortgage servicing rights, equity method investees, at fair value	358,032	[1]
Investment in consumer loans, equity method investees	192,498	[1]
Residential mortgage loans, held-for-investment	33,060	[1]
Cash and cash equivalents	172,203	[1]
Other assets	7,283	[1]	84
[Assets]	2,931,844	[1]	534,876	43,971
Liabilities
Repurchase agreements	1,467,934	[1]	150,922
Trades Payable	149,181	[1]
Due to affiliate	7,109	[1]	5,136	158
Dividends Payable	44,308	[1]
Accrued expenses and other liabilities	2,276	[1]	462	755
Purchase price payable on investments in excess mortgage servicing rights				3,250
[Liabilities]	1,670,808	[1]	156,520	4,163
Commitments and contingencies		[1]
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,186,279 issued and outstanding at September 30, 2013	2,532	[1]
Additional paid-in capital	1,157,040	[1]	362,830
Retained earnings	85,776	[1]
Newcastle's Equity				39,808
Accumulated other comprehensive income	15,688	[1]	15,526
Total Equity	1,261,036	[1]	378,356	39,808
[LiabilitiesAndStockholdersEquity]	2,931,844	[1]	534,876	43,971
Closed Transaction Adjustments
Assets
Real estate securities, available-for-sale	88,538	[4]
Investments in excess mortgage servicing rights, equity method investees, at fair value	3,400	[5]
Cash and cash equivalents	(7)	[6]
[Assets]	91,931
Liabilities
Repurchase agreements	241,112	[7]
Trades Payable	(149,181)	[8]
[Liabilities]	91,931
Commitments and contingencies
Equity
[LiabilitiesAndStockholdersEquity]	91,931
Pending Transaction Adjustments
Assets
Investments in excess mortgage servicing rights at fair value	55,600	[9]
Investments in excess mortgage servicing rights, equity method investees, at fair value	694
Residential mortgage loans, held-for-investment	106,600	[10]
Cash and cash equivalents	(106,600)	[6]
[Assets]	56,294
Liabilities
Purchase price payable on investments in excess mortgage servicing rights	56,294	[11]
[Liabilities]	56,294
Commitments and contingencies
Equity
[LiabilitiesAndStockholdersEquity]	56,294
Pro Forma
Assets
Real estate securities, available-for-sale	1,949,738
Investments in excess mortgage servicing rights at fair value	363,168
Investments in excess mortgage servicing rights, equity method investees, at fair value	362,126
Investment in consumer loans, equity method investees	192,498
Residential mortgage loans, held-for-investment	139,660
Cash and cash equivalents	65,596
Other assets	7,283
[Assets]	3,080,069
Liabilities
Repurchase agreements	1,709,046
Due to affiliate	7,109
Dividends Payable	44,308
Accrued expenses and other liabilities	2,276
Purchase price payable on investments in excess mortgage servicing rights	56,294
[Liabilities]	1,819,033
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,186,279 issued and outstanding at September 30, 2013	2,532
Additional paid-in capital	1,157,040
Retained earnings	85,776
Accumulated other comprehensive income	15,688
Total Equity	1,261,036
[LiabilitiesAndStockholdersEquity]	$ 3,080,069

[1]	(A) Represents our historical consolidated balance sheet at September 30, 2013.
[2]	(A) Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
[3]	(G) The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[4]	(B) Represents the investments in Non-Agency RMBS subsequent to September 30, 2013.
[5]	(C) Represents the additional $3.4 million investment related to Pool 10.
[6]	(D) Represents adjustments to the cash and cash equivalents balance from the closing of Excess MSR transactions, the investments in and sales of Non-Agency RMBS, the settlement of the trades payable, the increase in the repurchase agreements balance and the commitment to invest in non-performing loans.
[7]	(E) Represents the increase in repurchase agreements related to Agency ARM RMBS and Non-Agency RMBS. The increase related to Agency ARM RMBS was approximately $136.6 million. The net increase related to Non-Agency RMBS was approximately $104.5 million and related to (i) the termination of an existing master repurchase agreement and entering into a new master repurchase agreement subsequent to September 30, 2013 ($71.4 million), (ii) repurchase agreements entered into subsequent to September 30, 2013 related to Non-Agency RMBS purchased or previously held on an unlevered basis ($63.9 million) and (iii) the repayment of repurchase agreements related to Non-Agency RMBS sold subsequent to September 30, 2013 ($30.8 million).
[8]	(F) Represents the settlement of trades payable related to Agency ARM RMBS and Non-Agency RMBS which had not settled on September 30, 2013.
[9]	(G) Represents the commitment to invest $56.3 million in Excess MSRs on portfolios of residential mortgage loans with an aggregate UPB of approximately $24.9 billion.
[10]	(H) Represents the $106.6 million commitment to purchase non-performing loans subsequent to September 30, 2013.
[11]	(I) Represents the payable related to our commitment to invest an additional $56.3 million in Excess MSRs that will become payable upon the closing of such transaction.